Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NEEDHAM FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001002537
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Needham Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEEGX
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEAGX
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NESGX

Needham Growth Fund (Prospectus Summary) | Needham Growth Fund
Needham Growth Fund
Investment Objective
The Growth Fund seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Needham Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.03%
All Remaining Other Expenses		0.28%
Total Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.82%
Fee Waiver and/or Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.82%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Growth Fund.
[2]	The Adviser has entered into an agreement with the Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013 the Adviser or the Growth Fund can choose not to continue the agreement.

Example
This example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the
Growth Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Needham Growth Fund	185	573	985	2,137

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth
Fund's performance. During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund invests, in general, in stocks from a variety of industries included in the healthcare, technology, specialty retailing, oil services and industrial, media/leisure/cable/entertainment and business and consumer services sectors.
These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations.
Principal Investment Risks
The Growth Fund invests primarily in equity securities that fluctuate in value.
Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of
1940. Therefore, the Growth Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the
Growth Fund. Loss of money is a risk of investing in the Growth Fund.
Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Growth Fund by showing changes in the Growth
Fund's performance from year to year and by showing how the Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Growth
Fund compare to those of broad measures of market performance.

The Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund's Web site at
www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 23.61% (for the quarter ended 6/30/03) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/08).
Average annual total returns for the periods ended December 31, 2011
The following table shows the Growth Fund's average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index, the S&P 400 MidCap Index and the
Russell 2000 Index are relevant to the Growth Fund because they have characteristics similar to the Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Growth Fund	Return Before Taxes	(10.94%)	1.09%	4.82%	13.21%	Jan 1, 1996
Needham Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(11.73%)	0.42%	4.36%	11.98%	Jan 1, 1996
Needham Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	(6.12%)	0.86%	4.16%	11.48%	Jan 1, 1996
Needham Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	6.47%	Jan 1, 1996
Needham Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	(0.79%)	2.50%	3.74%	6.47%	Jan 1, 1996
Needham Growth Fund S&P 400 MidCap Index	S&P 400 MidCap Index (reflect no deduction for fees, expenses or taxes)	(1.73%)	3.32%	7.04%	10.54%	Jan 1, 1996
Needham Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	6.86%	Jan 1, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Needham Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Growth Fund seeks long-term, tax-efficient capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Growth Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth
Fund's performance. During the most recent fiscal year, the Growth Fund's
		portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the
Growth Fund's operating expenses remain the same. The example also assumes that
		the current contractual fee waiver is not renewed.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal conditions, the Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund invests, in general, in stocks from a variety of industries included in the healthcare, technology, specialty retailing, oil services and industrial, media/leisure/cable/entertainment and business and consumer services sectors.
These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly
		growing companies with a variety of market capitalizations.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Growth Fund invests primarily in equity securities that fluctuate in value.
Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of
1940. Therefore, the Growth Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the
		Growth Fund. Loss of money is a risk of investing in the Growth Fund.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table that follows provide some indication of the risks of investing in the Growth Fund by showing changes in the Growth
Fund's performance from year to year and by showing how the Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Growth
Fund compare to those of broad measures of market performance.

The Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund's Web site at
		www.needhamfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provide some indication of the risks of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year and by showing how the Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period shown in the above chart, the highest quarterly return was 23.61% (for the quarter ended 6/30/03) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/08).
Performance Table, Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Growth Fund's average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index, the S&P 400 MidCap Index and the
Russell 2000 Index are relevant to the Growth Fund because they have characteristics similar to the Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to
		investors who are tax-exempt.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2011
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | S&P 400 MidCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 MidCap Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Needham Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Annual Return 2002	rr_AnnualReturn2002	(28.29%)
Annual Return 2003	rr_AnnualReturn2003	47.34%
Annual Return 2004	rr_AnnualReturn2004	6.20%
Annual Return 2005	rr_AnnualReturn2005	14.50%
Annual Return 2006	rr_AnnualReturn2006	18.05%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(40.41%)
Annual Return 2009	rr_AnnualReturn2009	46.87%
Annual Return 2010	rr_AnnualReturn2010	31.37%
Annual Return 2011	rr_AnnualReturn2011	(10.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Needham Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Needham Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996

[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Growth Fund.
[2]	The Adviser has entered into an agreement with the Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013 the Adviser or the Growth Fund can choose not to continue the agreement.

Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund
Needham Aggressive Growth Fund
Investment Objective
The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Aggressive Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Needham Aggressive Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Aggressive Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.03%
All Remaining Other Expenses		0.30%
Total Other Expenses		0.33%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and/or Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.85%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Aggressive Growth Fund.
[2]	The Adviser has entered into an agreement with the Aggressive Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Aggressive Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Aggressive Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013, the Adviser or the Aggressive Growth Fund can choose not to continue the agreement.

Example
This example is intended to help you compare the cost of investing in the
Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Needham Aggressive Growth Fund	188	582	1,001	2,169

Portfolio Turnover
The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund's performance. During the most recent fiscal year, the Aggressive Growth Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive
Growth Fund invests, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund invests in companies of all sizes, the Aggressive Growth Fund's investment strategy may require it to often invest in smaller companies. The Aggressive Growth Fund focuses on healthcare, technology, business and consumer services, media, communications, financial and energy company stocks, but invests in companies in any industry that fits its profile.
Principal Investment Risks
The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Aggressive Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Aggressive Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, the Aggressive Growth
Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Aggressive Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Aggressive
Growth Fund. Loss of money is a risk of investing in the Aggressive Growth Fund.
Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the Aggressive Growth Fund's performance from year to year and by showing how the Aggressive Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth
Fund's Web site at www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 19.89% (for the quarter ended 6/30/09) and the lowest quarterly return was -26.93% (for the quarter ended 9/30/11).
Average annual total returns for the periods ended December 31, 2011
The following table shows the Aggressive Growth Fund's average annual returns
(before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Aggressive Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index and the
Russell 2000 Index are relevant to the Aggressive Growth Fund because they have characteristics similar to the Aggressive Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Aggressive Growth Fund	Return Before Taxes	(13.77%)	5.70%	6.64%	7.63%	Sep 4, 2001
Needham Aggressive Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(13.99%)	4.95%	5.96%	6.97%	Sep 4, 2001
Needham Aggressive Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	(8.67%)	4.77%	5.64%	6.55%	Sep 4, 2001
Needham Aggressive Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	3.01%	Sep 4, 2001
Needham Aggressive Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	(0.79%)	2.50%	3.74%	4.41%	Sep 4, 2001
Needham Aggressive Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	5.95%	Sep 4, 2001

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Needham Aggressive Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Aggressive Growth Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund's performance. During the most recent fiscal year, the Aggressive Growth Fund's portfolio turnover rate was 45% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund's operating expenses remain the same. The example
		also assumes that the current contractual fee waiver is not renewed.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive
Growth Fund invests, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund invests in companies of all sizes, the Aggressive Growth Fund's investment strategy may require it to often invest in smaller companies. The Aggressive Growth Fund focuses on healthcare, technology, business and consumer services, media, communications, financial and energy company stocks, but invests in companies in any industry that fits its
		profile.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Aggressive Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Aggressive Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, the Aggressive Growth
Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Aggressive Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Aggressive
		Growth Fund. Loss of money is a risk of investing in the Aggressive Growth Fund.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Aggressive Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table that follows provide some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the Aggressive Growth Fund's performance from year to year and by showing how the Aggressive Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth
		Fund's Web site at www.needhamfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provide some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the Aggressive Growth Fund's performance from year to year and by showing how the Aggressive Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Aggressive Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period shown in the above chart, the highest quarterly return was 19.89% (for the quarter ended 6/30/09) and the lowest quarterly return was -26.93% (for the quarter ended 9/30/11).
Performance Table, Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Aggressive Growth Fund's average annual returns
(before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Aggressive Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index and the
Russell 2000 Index are relevant to the Aggressive Growth Fund because they have characteristics similar to the Aggressive Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to
		investors who are tax-exempt.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2011
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Annual Return 2002	rr_AnnualReturn2002	(17.15%)
Annual Return 2003	rr_AnnualReturn2003	26.62%
Annual Return 2004	rr_AnnualReturn2004	11.64%
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	12.22%
Annual Return 2007	rr_AnnualReturn2007	15.58%
Annual Return 2008	rr_AnnualReturn2008	(27.60%)
Annual Return 2009	rr_AnnualReturn2009	31.18%
Annual Return 2010	rr_AnnualReturn2010	39.42%
Annual Return 2011	rr_AnnualReturn2011	(13.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Needham Aggressive Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Needham Aggressive Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2001

[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Aggressive Growth Fund.
[2]	The Adviser has entered into an agreement with the Aggressive Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Aggressive Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Aggressive Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013, the Adviser or the Aggressive Growth Fund can choose not to continue the agreement.

Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund
Needham Small Cap Growth Fund
Investment Objective
The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Small Cap Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Needham Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Small Cap Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.03%
All Remaining Other Expenses		0.31%
Total Other Expenses		0.34%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver and/or Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.86%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Small Cap Growth Fund.
[2]	The Adviser has entered into an agreement with the Small Cap Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Small Cap Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Small Cap Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013, the Adviser or the Small Cap Growth Fund can choose not to continue the agreement.

Example
This example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the
Small Cap Growth Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Needham Small Cap Growth Fund	189	585	1,006	2,180

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap Growth Fund's portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $3 billion at the time of investment. The Small
Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market's inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount.
Principal Investment Risks
The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Small Cap Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Small Cap Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, the Small Cap Growth
Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Small Cap Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Small Cap
Growth Fund. Loss of money is a risk of investing in the Small Cap Growth Fund.
Bar Chart and Performance Table
The information in the bar chart and table that follow provide some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the
Small Cap Growth Fund's performance from year to year and by showing how the
Small Cap Growth Fund's average annual returns for 1 year, 5 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.

The Small Cap Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth
Fund's Web site at www.needhamfunds.com.

During the period shown in the above chart, the highest quarterly return was 34.71% (for the quarter ended 6/30/03) and the lowest quarterly return was -23.72% (for the quarter ended 9/30/11).
Average annual total returns for the periods ended December 31, 2011
The following table shows the Small Cap Growth Fund's average annual returns
(before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Small Cap Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index and the
Russell 2000 Index are relevant to the Small Cap Growth Fund because they have characteristics similar to the Small Cap Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Small Cap Growth Fund	Return Before Taxes	(16.10%)	4.00%	10.02%	May 22, 2002
Needham Small Cap Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(16.80%)	2.73%	8.75%	May 22, 2002
Needham Small Cap Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	(9.59%)	3.21%	8.70%	May 22, 2002
Needham Small Cap Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.58%	May 22, 2002
Needham Small Cap Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	(0.79%)	2.50%	5.61%	May 22, 2002
Needham Small Cap Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.68%	May 22, 2002

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Needham Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund's performance. During the most recent fiscal year, the Small Cap Growth Fund's portfolio turnover rate was 105% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the
Small Cap Growth Fund's operating expenses remain the same. The example also
		assumes that the current contractual fee waiver is not renewed.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $3 billion at the time of investment. The Small
Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market's inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to
		eliminate that discount.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Small Cap Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Small Cap Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, the Small Cap Growth
Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Small Cap Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Small Cap
		Growth Fund. Loss of money is a risk of investing in the Small Cap Growth Fund.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Small Cap Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table that follow provide some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the
Small Cap Growth Fund's performance from year to year and by showing how the
Small Cap Growth Fund's average annual returns for 1 year, 5 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.

The Small Cap Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth
		Fund's Web site at www.needhamfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follow provide some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund's performance from year to year and by showing how the Small Cap Growth Fund's average annual returns for 1 year, 5 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the above chart, the highest quarterly return was 34.71% (for the quarter ended 6/30/03) and the lowest quarterly return was -23.72% (for the quarter ended 9/30/11).
Performance Table, Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Small Cap Growth Fund's average annual returns
(before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Small Cap Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index and the
Russell 2000 Index are relevant to the Small Cap Growth Fund because they have characteristics similar to the Small Cap Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to
		investors who are tax-exempt.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2011
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2003	rr_AnnualReturn2003	62.24%
Annual Return 2004	rr_AnnualReturn2004	10.34%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	8.52%
Annual Return 2007	rr_AnnualReturn2007	(2.01%)
Annual Return 2008	rr_AnnualReturn2008	(23.42%)
Annual Return 2009	rr_AnnualReturn2009	41.18%
Annual Return 2010	rr_AnnualReturn2010	36.89%
Annual Return 2011	rr_AnnualReturn2011	(16.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Needham Small Cap Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Needham Small Cap Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002

[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Small Cap Growth Fund.
[2]	The Adviser has entered into an agreement with the Small Cap Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Small Cap Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Small Cap Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013, the Adviser or the Small Cap Growth Fund can choose not to continue the agreement.